Condensed Consolidated Statements of Cash Flows - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor				Successor	Predecessor	Predecessor	Successor	Predecessor
Cash Flows From Operating Activities:
Net loss		$ (75,018)	$ (78,513,093)	$ (3,543,950)			$ (82,057,043)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of in-process research and development			69,280,171				69,280,171
Impairment of goodwill			11,895,033				11,895,033
Stock-based compensation		56,333					653,203
Issuance of common stock pursuant to vendor agreements							605,200
Shares issued as consideration for extension of lock-up period							1,156,778
Amortization of debt discount
Gain on forgiveness of PPP Loan
Change in fair value of derivative liability									$ (607,001)		$ (228,100)
Depreciation of fixed assets		532					5,200		9,869
Non-cash rent expense		4,443					44,473
Deferred tax benefit		(745,050)					(8,882,516)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		36,606					(661,565)
Security deposit							46,659
Vendor deposits		125,645					235,000
Accounts payable		(2,076,863)					2,118,388
Operating lease liability		(4,786)					(49,131)
Accrued expenses and other current liabilities		(715,730)					613,077
Net Cash Used In Operating Activities		(3,393,888)					(4,997,072)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock in public offering							11,015,500
Redemption of Series A Preferred Stock							(10,465,610)
Proceeds from issuance of preferred stock in private placement
Purchase of treasury stock							(7,168)
Proceeds from investor deposits
Registration and issuance costs associated with common stock issuance							(1,213,657)
Registration and issuance costs associated with preferred stock issuance							(5,500)
Proceeds from issuance of convertible notes payable
Net Cash (Used In) Provided By Financing Activities							(676,435)
Net (Decrease) Increase in Cash		(3,393,888)					(5,673,506)
Cash - Beginning of Period		9,296,087		$ 5,902,199			5,902,199
Cash - End of Period	$ 5,902,199	5,902,199	228,693				228,693		$ 9,296,087	$ 5,902,199
Non-cash investing and financing activities:
Gain on forgiveness of PPP Loan
Conversion of convertible notes payable and accrued interest into preferred stock
Conversion of convertible notes payable and accrued interest into common stock
Reclassification of formerly redeemable common stock							331,331
Recognition of ROU asset and lease liability upon adoption of ASC 842
Accounts payable for deferred offering costs		240,691					44,892
Cash and restricted cash consisted of the following:
Cash	$ 5,902,199	5,902,199	228,693				228,693			5,902,199
Restricted Cash
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor		Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Cash Flows From Operating Activities:
Net loss					$ (2,004,212)	$ (3,748,495)		$ (5,752,707)	$ (14,047,607)		$ (8,084,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of in-process research and development
Impairment of goodwill
Stock-based compensation								2,637,686	3,524,801		4,141,736
Issuance of common stock pursuant to vendor agreements
Shares issued as consideration for extension of lock-up period
Amortization of debt discount								36,469	39,492		317,833
Gain on forgiveness of PPP Loan											(213,481)
Change in fair value of derivative liability								192,500	607,001		(228,100)
Depreciation of fixed assets								5,200	9,868		10,400
Non-cash rent expense								41,486	79,918
Deferred tax benefit
Changes in operating assets and liabilities:
Prepaid expenses and other current assets								(934,853)	73,675		(318,761)
Security deposit											11,665
Vendor deposits								120,000	255,627		10,000
Accounts payable								2,204,406	6,617,064		(311,862)
Operating lease liability								(44,627)	(86,100)
Accrued expenses and other current liabilities								804,973	1,431,620		(411,358)
Net Cash Used In Operating Activities								(689,467)	(1,494,641)		(5,076,089)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock in public offering
Redemption of Series A Preferred Stock
Proceeds from issuance of preferred stock in private placement								419,320	1,964,524
Purchase of treasury stock
Proceeds from investor deposits								296,400
Registration and issuance costs associated with common stock issuance									(99,140)
Registration and issuance costs associated with preferred stock issuance								(26,019)
Proceeds from issuance of convertible notes payable											5,230,000
Net Cash (Used In) Provided By Financing Activities								689,701	1,865,384		5,230,000
Net (Decrease) Increase in Cash								234	370,743		153,911
Cash - Beginning of Period		$ 699,324				$ 328,581		328,581	328,581	$ 328,581	174,670
Cash - End of Period					328,815			328,815	699,324		328,581
Non-cash investing and financing activities:
Gain on forgiveness of PPP Loan											231,481
Conversion of convertible notes payable and accrued interest into preferred stock									5,658,888
Conversion of convertible notes payable and accrued interest into common stock									5,838,209
Reclassification of formerly redeemable common stock
Recognition of ROU asset and lease liability upon adoption of ASC 842								182,732	182,732
Accounts payable for deferred offering costs									$ 667,224		25,000
Cash and restricted cash consisted of the following:
Cash					31,465			31,465			$ 328,581
Restricted Cash					$ 297,350			$ 297,350